Note 16 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 106,671	$ 111,716
Country of domicile [member]
Statement Line Items [Line Items]
Cash and cash equivalents held by subsidiaries	58	33
Current tax liabilities		0
Country of domicile [member] | Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	49,322	49,947
Country of domicile [member] | Capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	943
MEXICO
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 59,552	$ 49,837